Fair Value (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Entity Information [Line Items]
Summary of Fair Value Assets and Liabilities Measured on a Recurring Basis, Level 3
The fair value of assets and liabilities at December 31, 2020 measured on a recurring basis and the respective category within the fair value hierarchy for IPALCO was determined as follows:

Assets and Liabilities at Fair Value
		Level 1	Level 2	Level 3
	Fair value at December 31, 2020	Based on quoted market prices in active markets	Other observable inputs	Unobservable inputs
	(In Thousands)
Financial assets:
VEBA investments:
Money market funds	$16	$16	$—	$—
Mutual funds	3,209	—	3,209	—
Total VEBA investments	3,225	16	3,209	—
Financial transmission rights	543	—	—	543
Total financial assets measured at fair value	$3,768	$16	$3,209	$543
Financial liabilities:
Interest rate hedges	$63,215	$—	$63,215	$—
Total financial liabilities measured at fair value	$63,215	$—	$63,215	$—

The fair value of assets and liabilities at December 31, 2019 measured on a recurring basis and the respective category within the fair value hierarchy for IPALCO was determined as follows:

Assets and Liabilities at Fair Value
		Level 1	Level 2	Level 3
	Fair value at December 31, 2019	Based on quoted market prices in active markets	Other observable inputs	Unobservable inputs
	(In Thousands)
Financial assets:
VEBA investments:
Money market funds	$25	$25	$—	$—
Mutual funds	2,854	—	2,854	—
Total VEBA investments	2,879	25	2,854	—
Financial transmission rights	864	—	—	864
Total financial assets measured at fair value	$3,743	$25	$2,854	$864
Financial liabilities:
Interest rate hedges	$26,560	$—	$26,560	$—
Total financial liabilities measured at fair value	$26,560	$—	$26,560	$—

Reconciliation of Financial Instruments Classified as Level 3
The following table sets forth a roll forward of financial instruments, measured at fair value on a recurring basis, classified as Level 3 in the fair value hierarchy (note, amounts in this table indicate carrying values, which approximate fair values):

Reconciliation of Financial Instruments Classified as Level 3
(In Thousands)
Balance at January 1, 2019	$3,046
Unrealized gain recognized in earnings	53
Issuances	2,846
Settlements	(5,081)
Balance at December 31, 2019	$864
Issuances	1,889
Settlements	(2,210)
Balance at December 31, 2020	$543

Schedule of Face and Fair Value of Debt
The following table shows the face value and the fair value of fixed-rate and variable-rate indebtedness (Level 2) for the periods ending:

	December 31, 2020		December 31, 2019
	Face Value	Fair Value	Face Value	Fair Value
	(In Thousands)
Fixed-rate	$2,683,800	$3,295,588	$2,523,800	$2,876,140
Variable-rate	75,000	75,000	155,000	155,000
Total indebtedness	$2,758,800	$3,370,588	$2,678,800	$3,031,140

Indianapolis Power And Light Company
Entity Information [Line Items]
Fair Value Assets And Liabilities Measured On A Recurring Basis Unobservable Inputs [Table Text Block]
The fair value of assets and liabilities at December 31, 2020 measured on a recurring basis and the respective category within the fair value hierarchy for IPL was determined as follows:

Assets and Liabilities at Fair Value
		Level 1	Level 2	Level 3
	Fair value at December 31, 2020	Based on quoted market prices in active markets	Other observable inputs	Unobservable inputs
	(In Thousands)
Financial assets:
Financial transmission rights	$543	$—	$—	$543
Total financial assets measured at fair value	$543	$—	$—	$543

The fair value of assets and liabilities at December 31, 2019 measured on a recurring basis and the respective category within the fair value hierarchy for IPL was determined as follows:

Assets and Liabilities at Fair Value
		Level 1	Level 2	Level 3
	Fair value at December 31, 2019	Based on quoted market prices in active markets	Other observable inputs	Unobservable inputs
	(In Thousands)
Financial assets:
Financial transmission rights	$864	$—	$—	$864
Total financial assets measured at fair value	$864	$—	$—	$864

Reconciliation of Financial Instruments Classified as Level 3
The following table sets forth a roll forward of financial instruments, measured at fair value on a recurring basis, classified as Level 3 in the fair value hierarchy (note, amounts in this table indicate carrying values, which approximate fair values):

Reconciliation of Financial Instruments Classified as Level 3
(In Thousands)
Balance at January 1, 2019	$3,046
Unrealized gain recognized in earnings	53
Issuances	2,846
Settlements	(5,081)
Balance at December 31, 2019	$864
Issuances	1,889
Settlements	(2,210)
Balance at December 31, 2020	$543

Schedule of Face and Fair Value of Debt
The following table shows the face value and the fair value of fixed-rate and variable-rate indebtedness (Level 2) for the periods ending:

	December 31, 2020		December 31, 2019
	Face Value	Fair Value	Face Value	Fair Value
	(In Thousands)
Fixed-rate	$1,803,800	$2,302,973	$1,713,800	$2,049,758
Variable-rate	75,000	75,000	90,000	90,000
Total indebtedness	$1,878,800	$2,377,973	$1,803,800	$2,139,758